Retirement Benefits (Summary Of Benefit Plan Costs Incurred) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	$ 111	$ 77	$ 62
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	$ 14	$ 23	$ 21